UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            February 14, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      78

Form 13F Information Table Value Total:      $161,002


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
ALBANY INTL CORP CL A               COM        012348108     1350    65353  SH          Sole               65353
ALLSTATE CORP                       COM        020002101      462    12500  SH          Sole               12500
ALTRIA GROUP, INC.                  COM        02209S103      243     6000  SH          Sole                6000
AMGEN INC COM                       COM        031162100     8700   179980  SH          Sole              179980
ANNUITY & LIFE RE HOLDINGS TD       COM        g03910109     8904  3838000  SH          Sole             3838000
AOL TIME WARNER Inc.                COM        00184A105      482    36775  SH          Sole               36775
APPLERA CORP-CELERA GENOMICS        COM        038020202     1494   156394  SH          Sole              156394
ARCHER DANIELS MIDLAND              COM        03948310       211    17000  SH          Sole               17000
ARV ASSISTED LIVING                 COM        00204C107     3845  1053400  SH          Sole             1053400
AUSPEX SYSTEMS INC                  COM        052116100      209   566100  SH          Sole              566100
BARRICK GOLD CORP                   COM        067901108    18040  1170700  SH          Sole             1170700
BOEING CO COM                       COM        097023105      676    20500  SH          Sole               20500
BP PLC                              COM        055622104      300     7373  SH          Sole                7373
BURLINGTON RES INC COM              COM        122014103     1832    42950  SH          Sole               42950
CARDIMA INC.                        COM        14147M106       88    98100  SH          Sole               98100
CHARTER COMMUNICATIONS           NOTE 4.75%    16117mac1     2191 12260000  PRN         Sole                            12260000
CHEVRON TEXACO CORP.                COM        166764100     2337    35150  SH          Sole               35150
CITIGROUP INC                       COM        172967101      594    16868  SH          Sole               16868
COMPUTER TASK GROUP                 COM        205477102       39    11200  SH          Sole               11200
CURAGEN CORP.                    SDCV 6% 2/   023126RAC5      636  1000000  PRN         Sole                             1000000
DETREX CORP                         COM        250685104      609   225570  SH          Sole              225570
DIAMONDS TRUST                      COM        252787106     2088    25010  SH          Sole               25010
DIGENE CORP                         COM        253752109      604    52700  SH          Sole               52700
DIME TRACKING WARRANTS            *W EXP       25429Q110        3    21000  SH          Sole               21000
EQUITY RESIDENT PPTYS SH BEN        COM        29476L107     1553    63175  SH          Sole               63175
EXXON MOBIL CORP                    COM        30231G102      795    22748  SH          Sole               22748
FRISCO BAY INDS LTD                 COM        358751105     1558   142850  SH          Sole              142850
GENERAL DYNAMICS CORP COM           COM        369550108     2214    27900  SH          Sole               27900
GENERAL ELEC CO COM                 COM        369604103      634    26050  SH          Sole               26050
GOLD FIELDS LTD NEW ADR             COM        38059t106      349    25000  SH          Sole               25000
GRUPO TRANS MARITIMA MEXICANA,      COM        40051D105      261    50700  SH          Sole               50700
HCA INC                             COM        404119109     1224    29500  SH          Sole               29500
HRPT PROPERTIES TRUST               COM        40426W101      981   119100  SH          Sole              119100
HUGOTON RTY TR TEX                  COM        444717102     3350   261300  SH          Sole              261300
HUMANA INC COM                      COM        444859102     3261   326100  SH          Sole              326100
INCYTE GENOMICS INC              NOTE 5.5%    245337cac6      691  1000000  PRN         Sole                             1000000
INCYTE PHARMACEUTICALS COM          COM        45337C102      506   111000  SH          Sole              111000
INFOSPACE COM INC                   COM        45678T102      560    66300  SH          Sole               66300
INTEL CORP COM                      COM        458140100       64     4100  SH          Sole                4100
INTERNATIONAL BUS MACH COM          COM        459200101      171     2200  SH          Sole                2200
ISHARES - RUSSELL 2000 INDEX ED     COM        464287655     3033    40010  SH          Sole               40010
JAPAN EQUITY FUND INC               COM        471057109      123    28000  SH          Sole               28000
KOREA ELECTRIC POWER CORP.          COM        500631106     2706   318400  SH          Sole              318400
LIBERTY FINL COS INC                COM        53051210      1073   120000  SH          Sole              120000
MAGNUM HUNTER RESOURCES INC         COM        55972F203     2266   380850  SH          Sole              380850
MERIDIAN GOLD INC                   COM        589975101      310    17600  SH          Sole               17600
MICROSOFT CORP COM                  COM        594918104    30696   593738  SH          Sole              593738
NASDAQ 100 TRUST                 UNIT SER 1    631100104     2193    90000  SH          Sole               90000
NEW CENTURY EQUITY HOLDINGS,        COM        64353J107       55   213300  SH          Sole              213300
NEWMONT MINING CORP COM             COM        651639106     8889   306200  SH          Sole              306200
OCEAN ENERGY INC TEX                COM        67481E106      999    50000  SH          Sole               50000
ON ASSIGNMENT INC                   COM        682159108      427    50100  SH          Sole               50100
ON SEMICONDUCTOR                    COM        682189105      105    76900  SH          Sole               76900
PLACER DOME INC                     COM        725906101     8660   753000  SH          Sole              753000
PRIME HOSPITALITY CORP COM          COM        741917108     1055   129500  SH          Sole              129500
PROTEIN DESIGN LABS COM             COM        74369L103      425    50000  SH          Sole               50000
PUTNAM MASTR INTR INCM SH BEN     SH BEN       746909100     1109   180550  SH          Sole              180550
QUIPP INC COM                       COM        748802105      614    48181  SH          Sole               48181
RATEEXCHANGE                        COM        75409110         6    16700  SH          Sole               16700
RAYTHEON CO                         COM        75511150      4296   139700  SH          Sole              139700
READERS DIGEST ASSN CL A NON        COM        755267101     1906   126250  SH          Sole              126250
RITE AID CORP                       COM        767754104      485   198000  SH          Sole              198000
ROYAL DUTCH PETROLEUM CO         NY REG EUR    780257804     2846    64650  SH          Sole               64650
ROYCE MICRO-CAP TR INC COM          COM        780915104      618    73180  SH          Sole               73180
ROYCE VALUE TR INC COM              COM        780910105      738    55684  SH          Sole               55684
SCHWAB CHARLES CP NEW               COM        808513105      133    12300  SH          Sole               12300
STRYKER CORP COM                    COM        863667101      537     8000  SH          Sole                8000
TEGAL CORP                          COM        879008100       91   225000  SH          Sole              225000
TEXAS INDUSTRIES INC                COM        882491103     1191    49000  SH          Sole               49000
TRIARC COS INC CL A                 COM        895927101      685    26108  SH          Sole               26108
TRIPATH IMAGING INC                 COM        89694210        30    11200  SH          Sole               11200
UNITED RENTALS INC.                 COM        911363109      194    18000  SH          Sole               18000
US BANCORP DEL COM                  COM        902973106      341    16047  SH          Sole               16047
VAN KAMPEN NY QUAL MUNI             COM        920922101      197    12700  SH          Sole               12700
VECTOR GROUP LTD                 NOTE 6.25%    92240MAC2     1935  3000000  PRN         Sole                             3000000
VOLT INFORMATION SCIENCES INC       COM        928703107      406    23758  SH          Sole               23758
WASHINGTON MUT INC COM              COM        939322103     5398   156323  SH          Sole              156323
ZWEIG TOTAL RETURN FUND INC         COM        98983710       122    22200  SH          Sole               22200